Changes in share capital (Details) - DKK (kr)	Sep. 11, 2020	Aug. 21, 2020	Jun. 18, 2020	Jun. 12, 2020	May 26, 2020	Apr. 15, 2020	Mar. 26, 2020	Mar. 20, 2020	Sep. 13, 2019	Sep. 05, 2019	Aug. 23, 2019	Jun. 14, 2019	May 28, 2019	Apr. 05, 2019	Mar. 25, 2019	Mar. 15, 2019
Issue of shares related to exercise of warrants on March, 15, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period																kr 72,000
Private placement and directed issue of shares on March 25, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period															kr 802,859
Issue of shares related to exercise of warrants on April 5, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period														kr 18,250
Issue of shares related to exercise of warrants on May 28, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period													kr 45,539
Issue of shares related to exercise of warrants on June 14, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period												kr 89,315
Issue of shares related to exercise of warrants on August 23, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period											kr 16,500
Issue of shares related to exercise of warrants on September 5, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period										kr 3,975,000
Issue of shares related to exercise of warrants on September 13, 2019
Disclosure of classes of share capital [line items]
Capital increase during the period									kr 59,171
Issue of shares related to exercise of warrants on March 20, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period								kr 91,475
Private placement and directed issue of shares on March 26, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period							kr 741,816
Issue of shares related to exercise of warrants on April 15, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period						kr 29,372
Issue of shares related to exercise of warrants on May 26, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period					kr 90,871
Issue of shares related to exercise of warrants on June 12, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period				kr 41,495
Private placement and directed issue of shares on June 18, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period			kr 2,684,461
Issue of shares related to exercise of warrants on August 21, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period		kr 30,959
Issue of shares related to exercise of warrants on September 11, 2020
Disclosure of classes of share capital [line items]
Capital increase during the period	kr 13,851